                                                                               .
                                                                               .
                                                                               .

                                         --------------------------------------
                                         OMB APPROVAL
                                         --------------------------------------
                                         OMB Number:               3235-0578
                                         Expires:                  May 31, 2007
                                         Estimated average burden
                                         hours per response:       21.09
                                         --------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file
number                 811-03826
      -------------------------------------------------------------------------


                                AIM Sector Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                   ----------------------------

Date of fiscal year end:  3/31
                        ---------------

Date of reporting period: 12/31/06
                         --------------

Item 1.  Schedule of Investments.

                                AIM ENERGY FUND
          Quarterly Schedule of Portfolio Holdings - December 31, 2006

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com            I-ENE-QTR-1 12/06             A I M Advisors, Inc.

AIM ENERGY FUND

SCHEDULE OF INVESTMENTS
December 31, 2006
(Unaudited)

                                                      SHARES         VALUE
-------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
   INTERESTS-83.06%

COAL & CONSUMABLE FUELS-1.55%

Peabody Energy Corp. (a)                               500,000   $   20,205,000
===============================================================================
CONSTRUCTION & ENGINEERING-1.94%

Chicago Bridge & Iron Co. N.V. -New York Shares        925,000       25,289,500
===============================================================================
GAS UTILITIES-2.99%

Questar Corp.                                          470,000       39,033,500
===============================================================================
INTEGRATED OIL & GAS-18.87%

Chevron Corp.                                          750,000       55,147,500
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                      675,000       51,725,250
-------------------------------------------------------------------------------
Hess Corp. (a)                                         925,000       45,852,250
-------------------------------------------------------------------------------
Murphy Oil Corp. (a)                                   675,000       34,323,750
-------------------------------------------------------------------------------
Occidental Petroleum Corp.                           1,210,000       59,084,300
===============================================================================
                                                                    246,133,050
===============================================================================

OIL & GAS DRILLING-8.28%

GlobalSantaFe Corp. (a)                                545,000       32,035,100
-------------------------------------------------------------------------------
Hercules Offshore, Inc. (a)(b)                         960,000       27,744,000
-------------------------------------------------------------------------------
Nabors Industries Ltd. (b)                             400,000       11,912,000
-------------------------------------------------------------------------------
Transocean Inc. (a)(b)                                 450,000       36,400,500
===============================================================================
                                                                    108,091,600
===============================================================================

OIL & GAS EQUIPMENT & SERVICES-23.07%

Baker Hughes Inc. (a)                                  500,000       37,330,000
-------------------------------------------------------------------------------
Cameron International Corp. (b)                        950,000       50,397,500
-------------------------------------------------------------------------------
FMC Technologies, Inc. (b)                             260,000       16,023,800
-------------------------------------------------------------------------------
Grant Prideco, Inc. (b)                              1,000,000       39,770,000
-------------------------------------------------------------------------------
Halliburton Co. (a)                                    400,000       12,420,000
-------------------------------------------------------------------------------
National-Oilwell Varco Inc. (a)(b)                     820,000       50,167,600
-------------------------------------------------------------------------------
Schlumberger Ltd.                                      500,000       31,580,000
-------------------------------------------------------------------------------
Smith International, Inc. (a)                          550,000       22,588,500
-------------------------------------------------------------------------------
Weatherford International Ltd. (a)(b)                  975,000       40,745,250
===============================================================================
                                                                    301,022,650
===============================================================================

OIL & GAS EXPLORATION & PRODUCTION-19.32%

Anadarko Petroleum Corp.                               244,355       10,634,330
-------------------------------------------------------------------------------
Apache Corp.                                           440,000       29,264,400
-------------------------------------------------------------------------------
Bill Barrett Corp. (a)(b)                            1,475,000       40,134,750
-------------------------------------------------------------------------------
Cheniere Energy, Inc. (a)(b)                           844,000       24,366,280
-------------------------------------------------------------------------------
Devon Energy Corp.                                     600,000       40,248,000
-------------------------------------------------------------------------------
EOG Resources, Inc.                                    400,000       24,980,000
-------------------------------------------------------------------------------
Plains Exploration & Production Co. (b)                775,000       36,835,750
-------------------------------------------------------------------------------
Southwestern Energy Co. (b)                          1,300,000       45,565,000
===============================================================================
                                                                    252,028,510
===============================================================================

                                                        SHARES         VALUE
-------------------------------------------------------------------------------
OIL & GAS REFINING & MARKETING-3.24%

Valero Energy Corp.                                    825,000   $   42,207,000
===============================================================================
OIL & GAS STORAGE & TRANSPORTATION-3.80%

Williams Cos., Inc. (The) (a)                        1,900,000       49,628,000
===============================================================================
     Total Domestic Common Stocks & Other                         1,083,638,810
        Equity Interests
        (Cost $867,106,899)
===============================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-15.21%

BRAZIL-2.92%

Petroleo Brasileiro S.A. -ADR
   (Integrated Oil & Gas) (a)                          370,000       38,106,300
===============================================================================
CANADA-8.32%

Cameco Corp. (Coal & Consumable Fuels)                 350,000       14,157,500
-------------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil
   & Gas Exploration & Production)                     370,000       19,695,100
-------------------------------------------------------------------------------
Nexen Inc. (Oil & Gas Exploration &
   Production) (a)                                     500,000       27,500,000
-------------------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas
   Exploration & Production)                         2,775,000       47,147,250
===============================================================================
                                                                    108,499,850
===============================================================================

FRANCE-3.97%

Total S.A. -ADR (Integrated Oil & Gas)                 720,000       51,782,400
===============================================================================
     Total Foreign Common Stocks & Other                            198,388,550
        Equity Interests
        (Cost $137,657,302)
===============================================================================

MONEY MARKET FUNDS-1.12%

Liquid Assets Portfolio -Institutional Class (c)     7,338,455        7,338,455
-------------------------------------------------------------------------------
Premier Portfolio -Institutional Class (c)           7,338,456        7,338,456
===============================================================================
     Total Money Market Funds                                        14,676,911
        (Cost $14,676,911)
===============================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities loaned)-99.39%
   (Cost $1,019,441,112)                                          1,296,704,271
===============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES LOANED

MONEY MARKET FUNDS-7.25%

Premier Portfolio -Institutional Class (c)(d)       94,579,416       94,579,416
===============================================================================

AIM ENERGY FUND

     Total Money Market Funds (purchased with                        94,579,416
        cash collateral from securities loaned)
        (Cost $94,579,416)
_______________________________________________________________________________
===============================================================================
TOTAL INVESTMENTS-106.64%
   (Cost $1,114,020,528)                                          1,391,283,687
_______________________________________________________________________________
===============================================================================
OTHER ASSETS LESS LIABILITIES-(6.64)%                               (86,633,246)
_______________________________________________________________________________
===============================================================================
NET ASSETS-100.00%                                               $1,304,650,441
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)   All or a portion of this security was out on loan at December 31, 2006.

(b)   Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM ENERGY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

           A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

           Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

           Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

           Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

           Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

           Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM ENERGY FUND
      procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

           Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

           The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM ENERGY FUND

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended December 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            CHANGE IN
                                                                            UNREALIZED                                     REALIZED
                        VALUE         PURCHASES AT     PROCEEDS FROM       APPRECIATION         VALUE         DIVIDEND       GAIN
FUND                   03/31/06          COST             SALES           (DEPRECIATION)      12/31/06         INCOME       (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets        $        --      $175,589,252     $(168,250,797)     $          --       $7,338,455     $  354,351    $     --
Portfolio-
Institutional
Class
===================================================================================================================================
Premier
Portfolio-
Institutional
Class                 62,590,664       273,094,040      (328,346,248)                --        7,338,456        941,114          --
===================================================================================================================================
   SUBTOTAL          $62,590,664      $448,683,292     $(496,597,045)      $         --      $14,676,911     $1,295,465    $     --
===================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                            CHANGE IN
                                                                            UNREALIZED                                     REALIZED
                        VALUE          PURCHASES AT     PROCEEDS FROM      APPRECIATION         VALUE         DIVIDEND       GAIN
FUND                  03/31/06            COST              SALES         (DEPRECIATION)       12/31/06        INCOME *     (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Premier              $24,025,815      $  723,653,236   $  (653,099,635)   $          --       $94,579,416    $  168,267    $     --
Portfolio-
Institutional
Class
===================================================================================================================================
TOTAL
INVESTMENTS IN
AFFILIATES           $86,616,479      $1,172,336,528   $(1,149,696,680)   $          --       $109,256,327   $1,463,732          --
===================================================================================================================================

* Net of compensation to counterparties.

AIM ENERGY FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

           At December 31, 2006, securities with an aggregate value of $91,610,774 were on loan to brokers. The loans were secured by cash collateral of $94,579,416 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended December 31, 2006, the Fund received dividends on cash collateral investments of $168,267 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2006 was $615,084,512 and $710,468,060 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $289,085,920
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (13,805,194)
===============================================================================
Net unrealized appreciation of investment securities               $275,280,726
===============================================================================
Cost of investments for tax purposes is $1,116,002,961.

                                AIM FINANCIAL SERVICES FUND
          Quarterly Schedule of Portfolio Holdings - December 31, 2006

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com            I-ENE-QTR-1 12/06             A I M Advisors, Inc.

AIM FINANCIAL SERVICES FUND

SCHEDULE OF INVESTMENTS
December 31, 2006
(Unaudited)

                                                      SHARES         VALUE
-------------------------------------------------------------------------------
COMMON STOCKS-96.28%

ASSET MANAGEMENT & CUSTODY BANKS-8.17%

Bank of New York Co., Inc. (The)                       773,000   $   30,433,010
-------------------------------------------------------------------------------
Federated Investors, Inc. -Class B                     460,340       15,550,285
-------------------------------------------------------------------------------
State Street Corp.                                     158,500       10,689,240
===============================================================================
                                                                     56,672,535
===============================================================================

CONSUMER FINANCE-4.95%

Capital One Financial Corp.                            446,294       34,284,305
===============================================================================
DIVERSIFIED BANKS-7.70%

Anglo Irish Bank Corp. PLC
   (Ireland)(a)                                        468,600        9,717,407
-------------------------------------------------------------------------------
U.S. Bancorp                                           506,700       18,337,473
-------------------------------------------------------------------------------
Wachovia Corp.                                         371,200       21,139,840
-------------------------------------------------------------------------------
Wells Fargo & Co.                                      118,400        4,210,304
===============================================================================
                                                                     53,405,024
===============================================================================

DIVERSIFIED CAPITAL MARKETS-2.07%

UBS A.G. - (Switzerland)                               238,000       14,358,540
===============================================================================
INSURANCE BROKERS-6.94%

Aon Corp.                                              367,800       12,998,052
-------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                            881,300       27,020,658
-------------------------------------------------------------------------------
National Financial Partners Corp.                      185,000        8,134,450
===============================================================================
                                                                     48,153,160
===============================================================================

INVESTMENT BANKING & BROKERAGE-9.49%

Merrill Lynch & Co., Inc.                              426,600       39,716,460
-------------------------------------------------------------------------------
Morgan Stanley                                         320,700       26,114,601
===============================================================================
                                                                     65,831,061
===============================================================================

LIFE & HEALTH INSURANCE-0.46%

Prudential Financial, Inc.                              36,657        3,147,370
===============================================================================
MULTI-LINE INSURANCE-6.55%

American International Group, Inc.                     112,352        8,051,144
-------------------------------------------------------------------------------
Genworth Financial Inc. -Class A                       237,000        8,107,770
-------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)          313,700       29,271,347
===============================================================================
                                                                     45,430,261
===============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-21.60%

Bank of America Corp.                                  555,812       29,674,803
-------------------------------------------------------------------------------
Citigroup Inc.                                       1,088,401       60,623,936
-------------------------------------------------------------------------------
JPMorgan Chase & Co.                                 1,231,972       59,504,247
===============================================================================
                                                                    149,802,986
===============================================================================

                                                      SHARES         VALUE
-------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-9.26%

ACE Ltd.                                               463,300      $28,062,081
-------------------------------------------------------------------------------
MBIA Inc.                                              252,000       18,411,120
-------------------------------------------------------------------------------
Security Capital Assurance Ltd.                        360,000       10,018,800
-------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                    144,067        7,734,957
===============================================================================
                                                                     64,226,958
===============================================================================

REGIONAL BANKS-6.21%

Fifth Third Bancorp                                    641,250       26,246,363
-------------------------------------------------------------------------------
SunTrust Banks, Inc.                                   120,500       10,176,225
-------------------------------------------------------------------------------
Zions Bancorp.                                          80,200        6,611,688
===============================================================================
                                                                     43,034,276
===============================================================================

SPECIALIZED CONSUMER SERVICES-1.21%

H&R Block, Inc.                                        364,800        8,404,992
===============================================================================
THRIFTS & MORTGAGE FINANCE-11.67%

Fannie Mae                                             797,400       47,357,586
-------------------------------------------------------------------------------
Freddie Mac                                            372,000       25,258,800
-------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                              596,700        8,282,196
===============================================================================
                                                                     80,898,582
===============================================================================
      Total Common Stocks
        (Cost $448,292,314)                                         667,650,050
===============================================================================

MONEY MARKET FUNDS-3.85%

Liquid Assets Portfolio
   -Institutional Class (b)                         13,360,375       13,360,375
-------------------------------------------------------------------------------
Premier Portfolio -Institutional Class (b)          13,360,375       13,360,375
===============================================================================
     Total Money Market Funds                                        26,720,750
        (Cost $26,720,750)
_______________________________________________________________________________
===============================================================================
TOTAL INVESTMENTS-100.13%
   (Cost $475,013,064)                                              694,370,800
_______________________________________________________________________________
===============================================================================
OTHER ASSETS LESS LIABILITIES-(0.13)%                                  (899,030)
_______________________________________________________________________________
===============================================================================
NET ASSETS-100.00%                                               $  693,471,770
_______________________________________________________________________________
===============================================================================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at December 31, 2006 represented 1.40% of the Fund's Net Assets. See Note 1A.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-1

AIM FINANCIAL SERVICES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

           A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

           Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

           Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

           Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

           Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

           Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM FINANCIAL SERVICES FUND
      procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

           Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

           The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

           The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM FINANCIAL SERVICES FUND

E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended December 31, 2006.

                                                                          CHANGE IN
                                                                          UNREALIZED                                    REALIZED
                         VALUE       PURCHASES AT     PROCEEDS FROM      APPRECIATION        VALUE        DIVIDEND       GAIN
FUND                   03/31/06          COST             SALES         (DEPRECIATION)      12/31/06       INCOME       (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets          $        --   $ 44,649,060     $ (31,288,685)     $         --     $ 13,360,375    $ 344,118     $     --
Portfolio-
Institutional
Class
--------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional Class     15,636,790     71,292,325       (73,568,740)               --       13,360,375      516,203           --
================================================================================================================================
TOTAL
INVESTMENTS IN
AFFILIATES             $15,636,790   $115,941,385     $(104,857,425)     $         --     $ 26,720,750    $ 860,321     $     --
================================================================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2006 was $23,557,691 and $121,531,205, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $  235,545,022
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (16,738,311)
===============================================================================
Net unrealized appreciation of investment securities             $  218,806,711
===============================================================================
Cost of investments for tax purposes is $475,564,089.

                         AIM GOLD & PRECIOUS METALS FUND
          Quarterly Schedule of Portfolio Holdings - December 31, 2006

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

Aiminvestments.com              I-GPM-QTR-1 12/06           A I M Advisors, Inc.

AIM GOLD & PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS
December 31, 2006
(Unaudited)

                                                    SHARES           VALUE
------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS - 73.59%

AUSTRALIA - 5.78%

BHP Billiton Ltd. -ADR (Diversified Metals
   & Mining) (a)                                     165,000     $   6,558,750
------------------------------------------------------------------------------
Newcrest Mining Ltd. (Gold)                          390,000         8,112,269
==============================================================================
                                                                    14,671,019
==============================================================================

CANADA - 51.82%
Aber Diamond Corp. (Precious Metals &
  Minerals)                                          160,000         5,902,286
------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd. (Gold)                       300,000        12,372,000
------------------------------------------------------------------------------
Barrick Gold Corp. (Gold)                            400,000        12,280,000
------------------------------------------------------------------------------
Cameco Corp. (Coal & Consumable Fuels)               190,000         7,685,500
------------------------------------------------------------------------------
Eldorado Gold Corp. (Gold) (b)                     2,400,000        12,991,893
------------------------------------------------------------------------------
Goldcorp, Inc. (Gold)                                530,000        15,073,200
------------------------------------------------------------------------------
Goldcorp. Inc. (Gold) (a)                            253,500         7,200,605
------------------------------------------------------------------------------
IAMGOLD Corp. (Gold)                                 900,000         7,968,087
------------------------------------------------------------------------------
Kinross Gold Corp. (Gold) (b)                      1,000,000        11,856,046
------------------------------------------------------------------------------
Meridian Gold Inc. (Gold) (b)                        420,000        11,671,800
------------------------------------------------------------------------------
Pacific Rim Mining Corp. (Precious Metals &
  Minerals) (b)                                    1,254,900         1,313,411
------------------------------------------------------------------------------
Pan American Silver Corp. (Precious Metals
  & Minerals) (a) (b)                                355,000         8,935,350
------------------------------------------------------------------------------
Rio Narcea Gold Mines Ltd. (Gold) (b)                515,900         1,270,221
------------------------------------------------------------------------------
SouthernEra Diamonds, Inc. -Class A
  (Precious Metals & Minerals)                     1,025,000           290,181
------------------------------------------------------------------------------
Tahera Diamond Corp. (Precious Metals &
  Minerals) (a)(b)                                 1,700,000         1,750,097
------------------------------------------------------------------------------
Western Copper Corp. (Diversified Metals &
   Mining) (b)                                       350,000           360,314
------------------------------------------------------------------------------
Yamana Gold Inc. (Gold) (a)                          950,000        12,521,000
==============================================================================
                                                                   131,441,991
==============================================================================

SOUTH AFRICA - 12.22%

AngloGold Ashanti Ltd. -ADR (Gold)                   140,000         6,592,600
------------------------------------------------------------------------------
Gold Fields Ltd. -ADR (Gold)                         600,000        11,328,000
------------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious
   Metals & Minerals) (c)                            320,000         8,391,062
------------------------------------------------------------------------------
Randgold Resources Ltd. -ADR (Gold) (b)              200,000         4,692,000
==============================================================================
                                                                    31,003,662
==============================================================================

UNITED KINGDOM - 3.77%

Rio Tinto PLC (Diversified Metals & Mining)(c)
                                                     180,000         9,566,104
==============================================================================
      Total Foreign Common Stocks & Other
        Equity Interests (Cost $187,594,553)                       186,682,776
==============================================================================

                                                    SHARES           VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS - 24.86%

DIVERSIFIED METALS & MINING - 9.88%

Freeport-McMoRan Copper & Gold, Inc. -Class   B
                                                     265,000     $  14,768,450
------------------------------------------------------------------------------
Phelps Dodge Corp.                                    86,000        10,295,920
==============================================================================
                                                                    25,064,370
==============================================================================

GOLD - 4.15%

Newmont Mining Corp.                                 233,000        10,519,950
==============================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED
  FUNDS - 5.98%

Ishares COMEX Gold Trust (a)(b)                      100,000         6,325,000
------------------------------------------------------------------------------
streetTRACKS Gold Trust (b)                          140,000         8,850,800
==============================================================================
                                                                    15,175,800
==============================================================================

PRECIOUS METALS & MINERALS - 4.85%

Coeur d'Alene Mines Corp. (b)                      1,500,000         7,425,000
------------------------------------------------------------------------------
Hecla Mining Co. (b)                                 300,000         2,298,000
------------------------------------------------------------------------------
Solitario Resources Corp. (b)                        631,000         2,576,726
==============================================================================
                                                                    12,299,726
==============================================================================
      Total Common Stocks & Other
        Equity Interests (Cost $59,712,329)                         63,059,846
==============================================================================

MONEY MARKET FUNDS - 1.53%

Liquid Assets Portfolio -Institutional
   Class (d)                                       1,942,337         1,942,337
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class (d)         1,942,337         1,942,337
==============================================================================
      Total Money Market Funds
       (Cost $3,884,674)                                             3,884,674
______________________________________________________________________________
==============================================================================

TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities loaned) - 99.98%
   (Cost $251,191,556)                                             253,627,296
______________________________________________________________________________
==============================================================================

INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES LOANED
  MONEY MARKET FUNDS - 4.00%

Premier Portfolio -Institutional Class
   (d)(e)                                         10,136,578        10,136,578
------------------------------------------------------------------------------
      Total Money Market Funds (purchased
        with cash collateral from securities
        loaned)
        (Cost $10,136,578)                                          10,136,578
______________________________________________________________________________
==============================================================================

TOTAL INVESTMENTS - 103.98%
   (Cost $261,328,134)                                             263,763,874
______________________________________________________________________________
==============================================================================

OTHER ASSETS LESS LIABILITIES - (3.98)%                            (10,098,027)
______________________________________________________________________________
==============================================================================

NET ASSETS - 100.00%                                             $ 253,665,847
______________________________________________________________________________
==============================================================================

AIM GOLD & PRECIOUS METALS FUND

Investment Abbreviations:

ADR   -- American Depositary Receipt

Notes to Schedule of Investments:

(a)   All or a portion of this security was out on loan at December 31, 2006.

(b)   Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at December 31, 2006 was $17,957,166, which represented 7.08% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM GOLD & PRECIOUS METALS FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM GOLD & PRECIOUS METALS FUND
      procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

            The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM GOLD & PRECIOUS METALS FUND

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the nine months ended December 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                             CHANGE IN
                                                                             UNREALIZED                                  REALIZED
                       VALUE         PURCHASES AT       PROCEEDS FROM       APPRECIATION        VALUE        DIVIDEND      GAIN
FUND                 03/31/06            COST               SALES          (DEPRECIATION)     12/31/06        INCOME       (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets     $            --    $   42,137,592    $   (40,195,255)    $           --    $  1,942,337   $  119,793   $       --
Portfolio-
Institutional
Class
-----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class                   1,801,215        81,396,752        (81,255,630)                --       1,942,337      180,741           --
===================================================================================================================================
   SUBTOTAL       $     1,801,215    $  123,534,344    $  (121,450,885)    $           --    $  3,884,674   $  300,534   $       --
===================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                            CHANGE IN
                                                                            UNREALIZED                                  REALIZED
                         VALUE        PURCHASES AT      PROCEEDS FROM       APPRECIATION        VALUE        DIVIDEND     GAIN
FUND                   03/31/06           COST              SALES          (DEPRECIATION)     12/31/06       INCOME(*)   (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class                $ 33,241,072    $  133,251,769    $  (156,356,263)    $           --    $ 10,136,578   $   58,995   $       --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
IN AFFILIATES        $ 35,042,287    $  256,786,113    $  (277,807,148)    $           --    $ 14,021,252   $  359,529   $       --
===================================================================================================================================

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in

AIM GOLD & PRECIOUS METALS FUND
short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. At December 31, 2006, securities with an aggregate value of $10,562,779 were on loan to brokers. The loans were secured by cash collateral of $10,136,578 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended December 31, 2006, the Fund received dividends on cash collateral investments of $58,995 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2006 was $153,811,195 and $143,940,090, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                              $ 18,386,869
----------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                             (15,951,129)
----------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                                    $  2,435,740
====================================================================================================
Cost of investments is the same for tax and financial statement purposes.

                                AIM LEISURE FUND
          Quarterly Schedule of Portfolio Holdings - December 31, 2006

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

Aiminvestments.com              I-LEI-QTR-1 12/06           A I M Advisors, Inc.

AIM LEISURE FUND

SCHEDULE OF INVESTMENTS
December 31, 2006
(Unaudited)

                                                          SHARES        VALUE
---------------------------------------------------------------------------------
COMMON STOCKS AND OTHER EQUITY
  INTERESTS - 76.83%

ADVERTISING - 6.33%

Harte-Hanks, Inc.                                         161,050     $ 4,462,695
=================================================================================
Omnicom Group Inc.                                        462,800      48,381,112
=================================================================================
                                                                       52,843,807
---------------------------------------------------------------------------------

APPAREL RETAIL - 1.46%

Abercrombie & Fitch Co. -Class A                          174,469      12,148,276
---------------------------------------------------------------------------------

APPAREL, ACCESSORIES & LUXURY
  GOODS - 4.31%

Carter's, Inc. (a)                                        362,484       9,243,342
---------------------------------------------------------------------------------
Coach, Inc. (a)                                           131,805       5,662,343
---------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                   271,335      21,071,876
=================================================================================
                                                                       35,977,561
=================================================================================

BREWERS - 1.04%

Anheuser-Busch Cos., Inc.                                 176,933       8,705,104
---------------------------------------------------------------------------------

BROADCASTING & CABLE TV - 12.58%

Cablevision Systems Corp. -Class A                        667,193      19,001,657
---------------------------------------------------------------------------------
CBS Corp. -Class A                                         64,550       2,015,251
---------------------------------------------------------------------------------
CBS Corp. -Class B                                         64,700       2,017,346
---------------------------------------------------------------------------------
Clear Channel Communications, Inc.                        359,649      12,781,925
---------------------------------------------------------------------------------
Comcast Corp. -Class A (a)                                545,000      23,069,850
---------------------------------------------------------------------------------
EchoStar Communications Corp. -Class A (a)                296,085      11,260,113
---------------------------------------------------------------------------------
Liberty Global, Inc. -Class A (a)                          80,054       2,333,574
---------------------------------------------------------------------------------
Liberty Global, Inc. -Series C (a)                        125,025       3,500,700
---------------------------------------------------------------------------------
Liberty Media Holding Corp. - Capital
   -Series A (a)                                           93,088       9,120,762
---------------------------------------------------------------------------------
NTL Inc.                                                  146,250       3,691,350
---------------------------------------------------------------------------------
Scripps Co. (E.W.) (The) -Class A                         137,300       6,856,762
---------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc. -Class A                   422,400       4,435,200
---------------------------------------------------------------------------------
Spanish Broadcasting System, Inc. -Class A (a)
                                                       222,200         913,242
---------------------------------------------------------------------------------
Univision Communications Inc. -Class A (a)                113,300       4,013,086
=================================================================================
                                                                      105,010,818
---------------------------------------------------------------------------------

CASINOS & GAMING - 8.62%

Aztar Corp. (a)                                            69,900       3,803,958
---------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                              502,954      41,604,355
---------------------------------------------------------------------------------
International Game Technology                             299,940      13,857,228
---------------------------------------------------------------------------------
MGM MIRAGE (a)                                            220,032      12,618,835
=================================================================================
                                                                       71,884,376
---------------------------------------------------------------------------------

CATALOG RETAIL - 1.20%

Liberty Media Holding Corp. - Interactive
   -Series A (a)                                          465,444      10,039,627
=================================================================================

                                                          SHARES        VALUE
---------------------------------------------------------------------------------
DEPARTMENT STORES - 0.62%

Kohl's Corp. (a)                                           75,255     $ 5,149,700
=================================================================================

FOOTWEAR - 2.28%

Crocs, Inc. (a)                                           282,090      12,186,288
---------------------------------------------------------------------------------
NIKE, Inc. -Class B                                        69,400       6,872,682
---------------------------------------------------------------------------------
                                                                       19,058,970
=================================================================================

GENERAL MERCHANDISE STORES - 0.89%

Target Corp.                                              130,300       7,433,615
=================================================================================

HOME ENTERTAINMENT SOFTWARE - 0.35%

Electronic Arts Inc. (a)                                   58,400       2,941,024
=================================================================================

HOME IMPROVEMENT RETAIL - 2.61%

Home Depot, Inc. (The)                                    387,193      15,549,671
---------------------------------------------------------------------------------
Lowe's Cos., Inc.                                         200,700       6,251,805
=================================================================================
                                                                       21,801,476
=================================================================================

HOTELS, RESORTS & CRUISE LINES - 11.92%

Carnival Corp. (b)                                        335,021      16,432,780
---------------------------------------------------------------------------------
Hilton Hotels Corp.                                       892,941      31,163,641
---------------------------------------------------------------------------------
Marriott International, Inc. -Class A                     368,685      17,593,648
---------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                              174,584       7,224,286
---------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                 432,160      27,010,000
=================================================================================
                                                                       99,424,355
=================================================================================

HYPERMARKETS & SUPER CENTERS - 0.64%

Wal-Mart Stores, Inc.                                     114,977       5,309,638
=================================================================================

INTERNET RETAIL - 1.31%

Blue Nile, Inc. (a)(c)                                    180,008       6,640,495
---------------------------------------------------------------------------------
Expedia, Inc. (a)                                         206,050       4,322,929
=================================================================================
                                                                       10,963,424
=================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED
  FUNDS - 1.38%

iShares Russell 3000 Index Fund                            46,568       3,816,248
---------------------------------------------------------------------------------
iShares S&P 500 Index Fund (c)                             26,936       3,824,912
---------------------------------------------------------------------------------
S&P 500 Depositary Receipts Trust -Series 1                27,039       3,831,156
=================================================================================
                                                                       11,472,316
=================================================================================

MOVIES & ENTERTAINMENT - 10.54%

News Corp. -Class A                                     1,976,194      42,448,647
---------------------------------------------------------------------------------
Time Warner Inc.                                          936,500      20,396,970
---------------------------------------------------------------------------------
Viacom Inc. -Class A (a)                                   54,850       2,249,399
---------------------------------------------------------------------------------
Viacom Inc. -Class B (a)                                   55,000       2,256,650
---------------------------------------------------------------------------------
Walt Disney Co. (The)                                     600,479      20,578,415
=================================================================================
                                                                       87,930,081
=================================================================================

AIM LEISURE FUND

                                                           SHARES       VALUE
---------------------------------------------------------------------------------
PUBLISHING - 3.31%

Belo Corp. -Class A                                       304,800    $  5,599,176
---------------------------------------------------------------------------------
Gannett Co., Inc.                                          95,205       5,756,094
---------------------------------------------------------------------------------
McClatchy Co. (The) -Class A                              129,300       5,598,690
---------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                              157,000      10,679,140
=================================================================================
                                                                       27,633,100
=================================================================================

RESTAURANTS - 2.39%

Burger King Holdings Inc. (a)                             136,081       2,871,309
---------------------------------------------------------------------------------
McDonald's Corp.                                          142,720       6,326,778
---------------------------------------------------------------------------------
Ruth's Chris Steak House, Inc. (a)                        284,661       5,203,603
---------------------------------------------------------------------------------
Yum! Brands, Inc.                                          94,826       5,575,769
=================================================================================
                                                                       19,977,459
=================================================================================

SOFT DRINKS - 1.04%

PepsiCo, Inc.                                             138,700       8,675,685
=================================================================================

SPECIALIZED REIT'S - 0.47%

Felcor Lodging Trust Inc.                                 180,056       3,932,423
=================================================================================

SPECIALTY STORES - 1.54%

PetSmart, Inc.                                            445,266      12,850,377
=================================================================================
      Total Common Stocks and Other
        Equity Interests
       (Cost $388,249,299)                                            641,163,212

=================================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS - 19.51%

BELGIUM - 3.80%

Compagnie Nationale a Portfeuille
   (Multi-Sector Holdings) (c)(d)                          25,200       1,623,939
---------------------------------------------------------------------------------
Groupe Bruxelles Lambert S.A.
  (Multi-Sector Holdings) (d)                             174,400      20,900,697
---------------------------------------------------------------------------------
InBev N.V. (Brewers) (d)                                  139,535       9,198,391
=================================================================================
                                                                       31,723,027
=================================================================================

BRAZIL - 1.21%

Companhia de Bebidas das Americas -ADR
   (Brewers)                                              229,446      10,072,679
=================================================================================

DENMARK - 1.19%

Carlsberg A.S. -Class B (Brewers) (c)(d)                  100,200       9,930,698
=================================================================================

FRANCE - 3.48%

Accor S.A. (Hotels, Resorts & Cruise Lines)(d)
                                                       200,971      15,566,638
---------------------------------------------------------------------------------
JC Decaux S.A. (Advertising) (d)                          201,900       5,745,267
---------------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners)(d)
                                                        33,800       7,742,028
=================================================================================
                                                                       29,053,933
=================================================================================

HONG KONG - 0.20%

Television Broadcasts Ltd. -ADR
   (Broadcasting & Cable TV) (c)(e)                       138,900       1,696,677
=================================================================================

JAPAN - 0.33%

Sony Corp. -ADR (Consumer Electronics)                     64,500       2,762,535
=================================================================================

MEXICO - 0.30%

Coca-Cola Femsa S.A. de C.V. - ADR (Soft
   Drinks)                                                 66,100       2,511,800
=================================================================================

                                                           SHARES       VALUE
---------------------------------------------------------------------------------
NETHERLANDS - 1.30%

Jetix Europe N.V. (Broadcasting & Cable TV)
   (a)(c)(d)                                              428,515    $ 10,804,632
=================================================================================

SWEDEN - 0.04%

Rezidor Hotel Group A. B. (Hotels, Resorts
   & Cruise Lines) (a)(f) (Acquired
   11/28/06; Cost $321,514)                                42,574         366,891
=================================================================================

SWITZERLAND - 1.98%

Compagnie Financiere Richemont S.A. -Class
   A (Apparel, Accessories & Luxury Goods)
   (c)(d) (g)                                             179,500      10,425,901
---------------------------------------------------------------------------------
Pargesa Holding S.A. (Multi-Sector
   Holdings) (d)                                           53,900       6,123,526
=================================================================================
                                                                       16,549,427
=================================================================================

UNITED KINGDOM - 5.68%

Diageo PLC (Distillers & Vintners) (d)                    774,600      15,206,696
---------------------------------------------------------------------------------
InterContinental Hotels Group PLC (Hotels,
   Resorts & Cruise Lines) (d)                            694,465      17,093,153
---------------------------------------------------------------------------------
WPP Group PLC (Advertising) (d)                         1,112,030      15,063,401
=================================================================================
                                                                       47,363,250
=================================================================================

      Total Foreign Common Stocks & Other
       Equity Interests
        (Cost $85,109,600)                                            162,835,549
=================================================================================

MONEY MARKET FUNDS - 3.57%

Liquid Assets Portfolio -Institutional
   Class (h)                                           14,900,989      14,900,989
---------------------------------------------------------------------------------
Premier Portfolio -Institutional Class (h)             14,900,990      14,900,990
---------------------------------------------------------------------------------
      Total Money Market Funds
       (Cost $29,801,979)                                              29,801,979
---------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities loaned) - 99.91%
   (Cost $503,160,878)                                                833,800,740
_________________________________________________________________________________
=================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED MONEY MARKET
  FUNDS - 1.69%

Premier Portfolio -Institutional Class
   (h)(i)                                              14,091,262      14,091,262
 --------------------------------------------------------------------------------
      Total Money Market Funds (purchased
        with cash collateral from
        securities loaned)
       (Cost $14,091,262)                                              14,091,262
_________________________________________________________________________________
=================================================================================

TOTAL INVESTMENTS - 101.60%
   (Cost $517,252,140)                                                847,892,002
_________________________________________________________________________________
=================================================================================
OTHER ASSETS LESS LIABILITIES - (1.60)%                               (13,391,153)
 --------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                 $834,500,849
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

ADR   -- American Depositary Receipt

REIT  -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b)   Each unit represents one common share with paired trust share.

(c)   All or a portion of this security was out on loan at December 31, 2006.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM LEISURE FUND

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at December 31, 2006 was $145,424,967, which represented 17.43% of the Fund's Net Assets. See Note 1A.

(e) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at December 31, 2006 represented 0.20% of the Fund's Net Assets. See Note 1A.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at December 31, 2006 represented 0.04% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(g) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM LEISURE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM LEISURE FUND
      procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

            The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM LEISURE FUND

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended December 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                             CHANGE IN
                                                                             UNREALIZED                                  REALIZED
                       VALUE         PURCHASES AT       PROCEEDS FROM       APPRECIATION        VALUE        DIVIDEND      GAIN
FUND                 03/31/06            COST               SALES          (DEPRECIATION)     12/31/06        INCOME      (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets     $            --    $  54,657,677     $  (39,756,688)    $           --    $ 14,900,989   $  388,111   $        --
Portfolio-
Institutional
Class
-----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class                   1,876,748      106,517,523        (93,493,281)                 --      14,900,990      526,891           --
===================================================================================================================================
   SUBTOTAL       $     1,876,748    $ 161,175,200     $ (133,249,969)   $             --   $ 29,801,979   $  915,002   $        --
===================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                             CHANGE IN
                                                                             UNREALIZED                                  REALIZED
                       VALUE         PURCHASES AT       PROCEEDS FROM       APPRECIATION        VALUE        DIVIDEND      GAIN
FUND                 03/30/06            COST               SALES          (DEPRECIATION)     12/31/06       INCOME(*)    (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class             $    24,296,094    $ 409,312,010     $ (419,516,842)   $             --    $ 14,091,262   $  197,458   $       --
===================================================================================================================================
TOTAL
INVESTMENTS IN
AFFILIATES        $    26,172,842    $ 570,487,210     $ (552,766,811)   $             --    $ 43,893,241   $1,112,460   $       --
===================================================================================================================================

*    Net of compensation to counterparties.

AIM LEISURE FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

      At December 31, 2006, securities with an aggregate value of $13,615,359 were on loan to brokers. The loans were secured by cash collateral of $14,091,263 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended December 31, 2006, the Fund received dividends on cash collateral investments of $197,458 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2006 was $92,426,365 and $167,582,281, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

          UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                            $318,894,604
--------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                            (2,835,306)
==================================================================================================
Net unrealized appreciation of investment securities                                  $316,059,298
==================================================================================================
Cost of investments for tax purposes is $531,832,704.

                                AIM TECHNOLOGY FUND
          Quarterly Schedule of Portfolio Holdings - December 31, 2006

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com            I-ENE-QTR-1 12/06              A I M Advisors, Inc

AIM TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS
December 31, 2006
(Unaudited)

                                                      SHARES         VALUE
-------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS AND OTHER EQUITY
   INTERESTS-81.45%

ADVERTISING-0.69%

Omnicom Group Inc.                                      68,356   $    7,145,936
===============================================================================
APPLICATION SOFTWARE-7.01%

Adobe Systems Inc. (a)                                 755,836       31,079,976
-------------------------------------------------------------------------------
Amdocs Ltd. (a)                                        525,251       20,353,476
-------------------------------------------------------------------------------
BEA Systems, Inc. (a)                                  212,056        2,667,665
-------------------------------------------------------------------------------
Citrix Systems, Inc. (a)                               191,418        5,177,857
-------------------------------------------------------------------------------
TIBCO Software Inc. (a)                              1,385,285       13,077,090
===============================================================================
                                                                     72,356,064
===============================================================================

BROADCASTING & CABLE TV-0.85%

Comcast Corp. -Class A (a)                             207,217        8,771,496
===============================================================================
COMMUNICATIONS EQUIPMENT-9.42%

Avocent Corp. (a)                                      275,210        9,315,859
-------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                              1,075,067       29,381,581
-------------------------------------------------------------------------------
F5 Networks, Inc. (a)                                  213,825       15,867,953
-------------------------------------------------------------------------------
Harris Corp.                                           187,806        8,612,783
-------------------------------------------------------------------------------
Juniper Networks, Inc. (a)                             599,125       11,347,427
-------------------------------------------------------------------------------
Motorola, Inc.                                         486,841       10,009,451
-------------------------------------------------------------------------------
Polycom, Inc. (a)                                      410,894       12,700,734
===============================================================================
                                                                     97,235,788
===============================================================================

COMPUTER HARDWARE-8.36%

Apple Computer, Inc. (a)                               316,377       26,841,425
-------------------------------------------------------------------------------
Dell Inc. (a)                                          246,434        6,183,029
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                    768,850       31,668,932
-------------------------------------------------------------------------------
International Business Machines Corp.                  221,689       21,537,086
===============================================================================
                                                                     86,230,472
===============================================================================

COMPUTER STORAGE & PERIPHERALS-7.26%

Brocade Communications Systems, Inc. (a)               340,539        2,795,825
-------------------------------------------------------------------------------
EMC Corp. (a)                                        1,486,077       19,616,216
-------------------------------------------------------------------------------
McDATA Corp. -Class A (a)                              891,275        4,946,576
-------------------------------------------------------------------------------
Network Appliance, Inc. (a)                            409,921       16,101,697
-------------------------------------------------------------------------------
QLogic Corp. (a)                                       716,182       15,698,710
-------------------------------------------------------------------------------
Seagate Technology                                     592,982       15,714,023
===============================================================================
                                                                     74,873,047
===============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.99%

Alliance Data Systems Corp. (a)                         52,543        3,282,361
-------------------------------------------------------------------------------
VeriFone Holdings, Inc. (a)                            777,681       27,529,908
===============================================================================
                                                                     30,812,269
===============================================================================

                                                       SHARES         VALUE
-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS-2.04%

Amphenol Corp. -Class A                                247,880   $   15,388,390
-------------------------------------------------------------------------------
Itron, Inc. (a)                                        109,544        5,678,761
===============================================================================
                                                                     21,067,151
===============================================================================

HOME ENTERTAINMENT SOFTWARE-0.77%

Activision, Inc. (a)                                   459,098        7,914,850
===============================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.73%

Monster Worldwide Inc. (a)                             160,860        7,502,511
===============================================================================

INTERNET RETAIL-0.44%

IAC/InterActiveCorp. (a)                               122,815        4,563,805
===============================================================================

INTERNET SOFTWARE & SERVICES-6.65%

Akamai Technologies, Inc. (a)                          211,154       11,216,500
-------------------------------------------------------------------------------
Digital River, Inc. (a)                                496,469       27,698,006
-------------------------------------------------------------------------------
Google Inc. -Class A (a)                                64,619       29,755,757
===============================================================================
                                                                     68,670,263
===============================================================================

IT CONSULTING & OTHER SERVICES-5.13%

Accenture Ltd. -Class A                                842,575       31,116,295
-------------------------------------------------------------------------------
Acxiom Corp.                                           237,915        6,102,520
-------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.
   -Class A (a)                                        204,235       15,758,772
===============================================================================
                                                                     52,977,587
===============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.18%

BlueStream Ventures L.P. (Acquired
   08/30/00-11/28/06; Cost
   $23,866,660)(a)(b)(c)(d)(e)(f)                   24,883,244       12,197,517
===============================================================================

SEMICONDUCTOR EQUIPMENT-0.52%

FormFactor Inc. (a)                                    143,997        5,363,888
===============================================================================

SEMICONDUCTORS-15.31%

Broadcom Corp. -Class A (a)                            465,361       15,035,814
-------------------------------------------------------------------------------
Integrated Device Technology, Inc. (a)               1,124,051       17,400,310
-------------------------------------------------------------------------------
Intel Corp.                                          1,043,904       21,139,056
-------------------------------------------------------------------------------
Intersil Corp. -Class A                                664,915       15,904,767
-------------------------------------------------------------------------------
Marvell Technology Group Ltd. (a)                      319,820        6,137,346
-------------------------------------------------------------------------------
National Semiconductor Corp.                           734,734       16,678,462
-------------------------------------------------------------------------------
Netlogic Microsystems Inc. (a)                         171,086        3,710,855
-------------------------------------------------------------------------------
NVIDIA Corp. (a)                                       485,738       17,977,163
-------------------------------------------------------------------------------
Silicon Image, Inc. (a)                                835,375       10,625,970
-------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. (a)(g)                  469,191       11,973,754
-------------------------------------------------------------------------------
Texas Instruments Inc.                                 275,549        7,935,811
-------------------------------------------------------------------------------
Xilinx, Inc.                                           566,199       13,481,198
===============================================================================
                                                                    158,000,506
===============================================================================

AIM TECHNOLOGY FUND

                                                      SHARES          VALUE
-------------------------------------------------------------------------------
SYSTEMS SOFTWARE-9.70%

Macrovision Corp. (a)                                  184,053   $    5,201,338
-------------------------------------------------------------------------------
McAfee Inc. (a)                                        180,049        5,109,791
-------------------------------------------------------------------------------
Microsoft Corp.                                      1,011,671       30,208,496
-------------------------------------------------------------------------------
Oracle Corp. (a)                                     1,322,738       22,671,729
-------------------------------------------------------------------------------
Sybase, Inc. (a)                                       644,275       15,913,592
-------------------------------------------------------------------------------
Symantec Corp. (a)                                   1,004,562       20,945,118
===============================================================================
                                                                    100,050,064
===============================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.40%

American Tower Corp. -Class A (a)                      313,212       11,676,543
-------------------------------------------------------------------------------
NII Holdings Inc. (a)                                  203,242       13,096,915
===============================================================================
                                                                     24,773,458
===============================================================================
      Total Domestic Common Stocks and Other
        Equity Interests (Cost $661,581,153)                        840,506,672
===============================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-18.47%

CANADA-0.98%

Research In Motion Ltd.
   (Communications Equipment) (a)                       79,195       10,119,537
===============================================================================

FINLAND-1.30%

Nokia Oyj -ADR (Communications
   Equipment)                                          662,758       13,467,243
===============================================================================

FRANCE-2.44%

Silicon-On-Insulator Technologies
   (Semiconductors) (a)(g)(h)                          711,711       25,130,518
===============================================================================

HONG KONG-0.44%

Hutchison Telecommunications
   International Ltd. (Wireless
   Telecommunication Services) (a)(h)                1,801,000        4,587,741
===============================================================================

ISRAEL-0.13%

Allot Communications Ltd. (Systems
   Software) (a)                                       114,508        1,340,889
===============================================================================

JAPAN-0.83%

Canon Inc. (Office Electronics) (g)(h)                 150,400        8,517,948
===============================================================================

LUXEMBOURG-0.95%

Millicom International Cellular S.A.
   (Wireless Telecommunication
   Services) (a)(g)                                   159,352         9,822,457
===============================================================================

MEXICO-3.29%

America Movil S.A. de C.V. -Series L
   -ADR (Wireless Telecommunication
   Services)                                          749,766        33,904,418
===============================================================================

NETHERLANDS-0.50%

ASML Holding N.V. -New York Shares
   (Semiconductor Equipment) (a)                      210,806         5,192,152
===============================================================================

RUSSIA-1.12%

Vimpel-Communications -ADR (Wireless
   Telecommunication Services) (a)                    146,529        11,568,465
===============================================================================

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
SWEDEN-2.11%

Telefonaktiebolaget LM Ericsson -ADR
   (Communications Equipment)                         540,395    $    21,740,091
===============================================================================

SWITZERLAND-2.46%

STMicroelectronics N.V. -New York
   Shares (Semiconductors)                          1,378,533        25,365,007
===============================================================================

TAIWAN-1.92%

Hon Hai Precision Industry Co., Ltd.
   (Electronic Manufacturing
   Services) (h)                                     2,774,342       19,808,708
===============================================================================
     Total Foreign Common Stocks & Other                            190,565,174
        Equity Interests (Cost $139,020,093)
===============================================================================

PREFERRED STOCKS-0.00%

BIOTECHNOLOGY-0.00%

Ingenex, Inc. -Series B, Pfd.
   (Acquired 09/27/94; Cost
   $178,316)(a)(c)(d)(f)                                30,627                0
===============================================================================

MONEY MARKET FUNDS-1.48%

Liquid Assets Portfolio
   -Institutional Class (i)                          7,649,332        7,649,332
-------------------------------------------------------------------------------
Premier Portfolio -Institutional Class (i)           7,649,332        7,649,332
===============================================================================
     Total Money Market Fund(Cost $15,298,664)                       15,298,664
===============================================================================
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-101.40% (Cost
   $816,078,226)                                                  1,046,370,510
===============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED

MONEY MARKET FUNDS-3.18%

Premier Portfolio -Institutional Class (i)(j)       32,800,889       32,800,889
===============================================================================
     Total Money Market Funds (purchased with                        32,800,889
        cash collateral from securities
        loaned)
        (Cost $32,800,889)
===============================================================================
TOTAL INVESTMENTS-104.58%
   (Cost $848,879,115)                                            1,079,171,399
===============================================================================
OTHER ASSETS LESS LIABILITIES-(4.58)%                               (47,281,684)
===============================================================================
NET ASSETS-100.00%                                               $1,031,889,715
===============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Pfd. -- Preferred

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) The Fund has a remaining commitment of $2,764,719 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at December 31, 2006 was $12,197,517, which represented 1.18% of the Fund's Net Assets. See Note 1A.

See accompanying notes which are an integral part of this schedule.        F-2

AIM TECHNOLOGY FUND

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at December 31, 2006 was $12,197,517, which represented 1.18% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(e) Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of December 31, 2006 represented 1.18% of the Fund's Net Assets. See Note 2.

(f)   Security is considered venture capital.

(g)   All or a portion of this security was out on loan at December 31, 2006.

(h) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at December 31, 2006 was $58,044,915, which represented 5.63% of the Fund's Net Assets. See Note 1A.

(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(j) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-3

AIM TECHNOLOGY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

           A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

           Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

           Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

           Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

           Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

           Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM TECHNOLOGY FUND
      procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

           Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

           The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

           The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between

AIM TECHNOLOGY FUND
      currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS - The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the
      Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM TECHNOLOGY FUND

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended December 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED                                      REALIZED
                         VALUE       PURCHASES AT     PROCEEDS FROM     APPRECIATION        VALUE          DIVIDEND        GAIN
FUND                   03/31/06          COST             SALES        (DEPRECIATION)      12/31/06         INCOME        (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid                 $        --   $133,355,111     $(125,705,779)   $          --     $  7,649,332      $240,162      $     --
Assets
Portfolio-
Institutional
Class
---------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class                   14,449,995    254,008,080      (260,808,743)              --        7,649,332       459,807            --
=================================================================================================================================
   SUBTOTAL            $14,449,995   $387,363,191     $(386,514,522)   $          --     $ 15,298,664      $699,969      $     --
=================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          CHANGE IN
                                                                          UNREALIZED                                    REALIZED
                         VALUE       PURCHASES AT     PROCEEDS FROM      APPRECIATION        VALUE        DIVIDEND        GAIN
FUND                    03/31/06        COST              SALES         (DEPRECIATION)      12/31/06      INCOME *       (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Premier                $27,614,426   $467,851,509     $(462,665,046)     $         --      $32,800,889    $187,059      $     --
Portfolio-
Institutional
Class
================================================================================================================================

* Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investments Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The fund has not owened enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended December 31, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED                                     REALIZED
                           VALUE     PURCHASES AT     PROCEEDS FROM     APPRECIATION       VALUE          DIVIDEND        GAIN
COMPANY                  03/31/06       COST              SALES        (DEPRECIATION)     12/31/06         INCOME        (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
BlueStream             $10,135,080   $  2,488,246     $          --     $   (425,809)   $ 12,197,517      $     --      $     --
Ventures L. P.
(Cost $23,866,660)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL
INVESTMENTS
IN AFFILIATES          $52,199,501   $857,702,946     $(849,179,568)    $   (425,809)   $ 60,297,070      $887,028      $     --
================================================================================================================================

AIM TECHNOLOGY FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

      At December 31, 2006, securities with an aggregate value of $31,470,791 were on loan to brokers. The loans were secured by cash collateral of $32,800,889 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended December 31, 2006, the Fund received dividends on cash collateral investments of $187,059 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------
                                              CALL OPTION CONTRACTS
                       --------------------------------------------------------
                                       NUMBER OF                     PREMIUMS
                                       CONTRACTS                     RECEIVED
                       --------------------------------------------------------
Beginning of period                       10,001                   $    692,110
-------------------------------------------------------------------------------
Written                                    1,041                        300,125
-------------------------------------------------------------------------------
Exercised                                 (8,540)                      (611,863)
-------------------------------------------------------------------------------
Expired                                   (2,502)                      (380,372)
===============================================================================
End of period                                 --                   $         --
===============================================================================

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2006 was $862,444,871 and $1,039,776,541, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $241,445,596
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (9,562,524)
===============================================================================
Net unrealized appreciation of investment securities               $231,883,072
===============================================================================
Cost of investments for tax purposes is $847,288,327.

                                AIM UTILITIES FUND
          Quarterly Schedule of Portfolio Holdings - December 31, 2006

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com            I-ENE-QTR-1 12/06             A I M Advisors, Inc.

AIM UTILITIES FUND

SCHEDULE OF INVESTMENTS
December 31, 2006
(Unaudited)

                                                       SHARES       VALUE
-------------------------------------------------------------------------------
COMMON STOCKS-95.30%

ELECTRIC UTILITIES-29.96%

E.ON A.G.  (Germany)(a)                                 65,000   $    8,820,073
-------------------------------------------------------------------------------
Edison International                                   310,000       14,098,800
-------------------------------------------------------------------------------
Enel S.p.A.  (Italy) (a) (b)                           500,000        5,148,884
-------------------------------------------------------------------------------
Entergy Corp.                                          161,000       14,863,520
-------------------------------------------------------------------------------
Exelon Corp.                                           270,000       16,710,300
-------------------------------------------------------------------------------
FirstEnergy Corp.                                      180,000       10,854,000
-------------------------------------------------------------------------------
FPL Group, Inc.                                        270,000       14,693,400
-------------------------------------------------------------------------------
PPL Corp.                                              300,000       10,752,000
-------------------------------------------------------------------------------
Southern Co.                                           240,000        8,846,400
-------------------------------------------------------------------------------
Westar Energy, Inc.                                     70,000        1,817,200
===============================================================================
                                                                    106,604,577
===============================================================================

GAS UTILITIES-8.09%

AGL Resources Inc.                                     200,000        7,782,000
-------------------------------------------------------------------------------
Equitable Resources, Inc.                              225,000        9,393,750
-------------------------------------------------------------------------------
Questar Corp.                                          140,000       11,627,000
===============================================================================
                                                                     28,802,750
===============================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS-10.98%

Constellation Energy Group                              75,000        5,165,250
-------------------------------------------------------------------------------
NRG Energy, Inc. (c)                                   276,000       15,458,760
-------------------------------------------------------------------------------
TXU Corp.                                              340,000       18,431,400
===============================================================================
                                                                     39,055,410
===============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-11.31%

Alaska Communications Systems Group Inc.               440,000        6,683,600
-------------------------------------------------------------------------------
AT&T Inc.                                              522,000       18,661,500
-------------------------------------------------------------------------------
Verizon Communications Inc.                            400,000       14,896,000
===============================================================================
                                                                     40,241,100
===============================================================================

MULTI-UTILITIES-26.95%

Ameren Corp.                                           160,000        8,596,800
-------------------------------------------------------------------------------
Dominion Resources, Inc.                               132,000       11,066,880
-------------------------------------------------------------------------------
Duke Energy Corp.                                      534,000       17,734,140
-------------------------------------------------------------------------------
National Grid PLC  (United Kingdom)(a)                 300,000        4,347,753
-------------------------------------------------------------------------------
OGE Energy Corp.                                        75,000        3,000,000
-------------------------------------------------------------------------------
PG&E Corp.                                             280,000       13,252,400
-------------------------------------------------------------------------------
PNM Resources Inc.                                      78,158        2,430,714
-------------------------------------------------------------------------------
Public Service Enterprise Group Inc.                    60,000        3,982,800
-------------------------------------------------------------------------------
SCANA Corp.                                             70,000        2,843,400
-------------------------------------------------------------------------------
Sempra Energy                                          270,000       15,130,800
-------------------------------------------------------------------------------
Veolia Environnement
   (France)(a)(b)(c)                                   175,000       13,490,742
===============================================================================
                                                                     95,876,429
===============================================================================

                                                       SHARES         VALUE
-------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION-6.41%

El Paso Corp.                                          570,000   $    8,709,600
-------------------------------------------------------------------------------
Williams Cos., Inc. (The)                              540,000       14,104,800
===============================================================================
                                                                     22,814,400
===============================================================================

WATER UTILITIES-1.60%

Aqua America Inc. (b)                                  250,000        5,695,000
===============================================================================
     Total Common Stocks                                            339,089,666
        (Cost $229,691,951)
===============================================================================

MONEY MARKET FUNDS-4.54%

Liquid Assets Portfolio
   -Institutional Class (d)                          8,072,783        8,072,783
===============================================================================
Premier Portfolio -Institutional
   Class (d)                                         8,072,783        8,072,783
===============================================================================
     Total Money Market Funds
        (Cost $16,145,566)                                           16,145,566
===============================================================================
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-99.84%
   (Cost $245,837,517)                                              355,235,232
===============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-4.53%

Premier Portfolio -Institutional
   Class (d)(e)                                     16,107,399       16,107,399
===============================================================================
     Total Money Market Funds (purchased with                        16,107,399
        cash collateral from securities
        loaned)
        (Cost $16,107,399)
_______________________________________________________________________________
===============================================================================
TOTAL INVESTMENTS-104.37%
   (Cost $261,944,916)                                              371,342,631
_______________________________________________________________________________
===============================================================================
OTHER ASSETS LESS LIABILITIES-(4.37)%                               (15,546,845)
_______________________________________________________________________________
===============================================================================
NET ASSETS-100.00%                                               $  355,795,786
_______________________________________________________________________________
===============================================================================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at December 31, 2006 was $31,807,452, which represented 8.94% of the Fund's Net Assets. See Note 1A.

(b)   All or a portion of this security was out on loan at December 31, 2006.

(c)   Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.         F-1

AIM UTILITIES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

           A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

           Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

           Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

           Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

           Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

           Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM UTILITIES FUND
      procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

           Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

           The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

           The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM UTILITIES FUND

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded.

      Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended December 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED                                     REALIZED
                           VALUE     PURCHASES AT     PROCEEDS FROM     APPRECIATION       VALUE          DIVIDEND       GAIN
FUND                     03/31/06       COST             SALES         (DEPRECIATION)     12/31/06         INCOME        (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets          $        --   $ 34,609,395     $ (26,536,612)    $         --    $  8,072,783      $161,213      $     --
Portfolio-
Institutional
Class
--------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class                    3,440,728     55,947,191       (51,315,136)              --       8,072,783       222,862            --
================================================================================================================================
   SUBTOTAL            $ 3,440,728   $ 90,556,586     $ (77,851,748)    $         --    $ 16,145,566      $384,075      $     --
================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED                                     REALIZED
                          VALUE      PURCHASES AT     PROCEEDS FROM     APPRECIATION       VALUE          DIVIDEND       GAIN
FUND                    03/31/06        COST             SALES         (DEPRECIATION)     12/31/06        INCOME *      (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Premier                $14,506,448   $ 41,497,202     $ (39,896,251)    $         --    $ 16,107,399      $ 95,571      $     --
Portfolio-
Institutional
Class
================================================================================================================================
   TOTAL
INVESTMENTS IN
AFFILIATES             $17,947,176   $132,053,788     $(117,747,999)    $         --    $ 32,252,965      $479,646      $     --
================================================================================================================================

* Net of compensation to counterparties.

AIM UTILITIES FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

           At December 31, 2006, securities with an aggregate value of $16,141,789 were on loan to brokers. The loans were secured by cash collateral of $16,107,399 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended December 31, 2006, the Fund received dividends on cash collateral investments of $95,571 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2006 was $83,372,929 and $73,370,878, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $108,762,158
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 --
===============================================================================
Net unrealized appreciation of investment securities               $108,762,158
===============================================================================
Cost of investments for tax purposes is $262,580,473.

Item 2.  Controls and Procedures.

(a) As of December 14, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 14, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Sector Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 1, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 1, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: March 1, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.